Other Assets - Schedule of Fair Value and Amortized Cost (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of investments held for self insured liabilities at fair value and amortized cost [line items]
Fair Value	$ 215.1	$ 195.7
Amortized Cost/Cost	188.7	177.7
Bonds
Disclosure of investments held for self insured liabilities at fair value and amortized cost [line items]
Fair Value	131.7	122.7
Amortized Cost/Cost	128.8	123.1
Equity securities
Disclosure of investments held for self insured liabilities at fair value and amortized cost [line items]
Fair Value	83.4	73.0
Amortized Cost/Cost	$ 59.9	$ 54.6